Annual Total Returns- SmartRetirement Blend 2025 Fund (R2 R3 R4 R5 R6 Shares) [BarChart] - R2 R3 R4 R5 R6 Shares - SmartRetirement Blend 2025 Fund - Class R6	2013	2014	2015	2016	2017	2018	2019	2020
Total	15.59%	6.71%	(0.67%)	7.22%	15.56%	(5.74%)	18.34%	11.31%